SECURITISATIONS AND COVERED BONDS (Details) - Securitisation programme [Member] - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
SECURITISATIONS AND COVERED BONDS (Details) [Line Items]
Restricted cash and cash equivalents	£ 3,507	£ 9,018
Liquidity Facilities To Support Structured Entities	£ 95	£ 373